Fair Value Measurements, Fair Value and NAV Hierarchy (Details) - EBP 002 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 1,177,036,112	$ 1,087,913,395
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		587,517,760	820,956,038
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		453,116,450	662,501,286
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		134,401,310	158,454,752
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		130,341,858	154,139,937
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	134,401,310	158,454,752
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	134,401,310	158,454,752
EBP, Employer, Common Stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	0	0
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		453,116,450	662,501,286
Mutual Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		453,116,450	662,501,286
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		453,116,450	662,501,286
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		564,315,384	237,430,380
Common Collective Trust | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	564,315,384	237,430,380
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		25,202,968	29,526,977
Stable Value Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 25,202,968	$ 29,526,977

[1]
(1) Effective January 1, 2025, based on the assessment on inputs, the Plan changed the classification of the Company Stock Fund from Level 1 to Level 2 within the fair value hierarchy. This change in presentation had no impact on the total value of investments or the Plan's net assets available for benefits. Prior period activity has been reclassified to conform with the current year presentation.
(2) In accordance with Subtopic ASC 820-10, investments that were measured at net asset value have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.